NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of subsidiaries [line items]
Revenue		$ 16,956	$ 12,922
Income (loss) from continuing operations after tax		7,154	3,088
Other comprehensive income		(306)	9
Total comprehensive income		6,848	3,097
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue		9,498	6,616
Income (loss) from continuing operations after tax		5,624	2,635
Other comprehensive income		23	(4)
Total comprehensive income		5,647	2,631
Dividends paid to non-controlling interests		1,579	667
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Revenue		2,300	1,429
Income (loss) from continuing operations after tax		568	212
Other comprehensive income		0	0
Total comprehensive income		568	212
Dividends paid to non-controlling interests		168	84
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Revenue		1,683	1,265
Income (loss) from continuing operations after tax		589	331
Other comprehensive income		1	(1)
Total comprehensive income		590	330
Dividends paid to non-controlling interests		8	0
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Revenue	$ 505	505	1,346
Income (loss) from continuing operations after tax	$ 16	(209)	(174)
Other comprehensive income		0	0
Total comprehensive income		(209)	(174)
Dividends paid to non-controlling interests		0	34
Tongon [Member]
Disclosure of subsidiaries [line items]
Revenue		406	399
Income (loss) from continuing operations after tax		(44)	(4)
Other comprehensive income		0	0
Total comprehensive income		(44)	(4)
Dividends paid to non-controlling interests		6	0
Reko Diq [Member]
Disclosure of subsidiaries [line items]
Revenue		0	0
Income (loss) from continuing operations after tax		6	(126)
Other comprehensive income		0	0
Total comprehensive income		6	(126)
Dividends paid to non-controlling interests		$ 0	$ 0